Mar. 18, 2022
PFI Prospectus | California Municipal Fund [Member]
California Municipal Fund
PFI Prospectus | Core Fixed Income Fund [Member]
Core Fixed Income Fund
PFI Prospectus | Core Plus Bond Fund [Member]
Core Plus Bond Fund
PFI Prospectus | Diversified International Fund [Member]
Diversified International Fund
PFI Prospectus | Equity Income Fund [Member]
Equity Income Fund
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member]
Finisterre Emerging Markets Total Return Bond Fund
PFI Prospectus | Diversified Income Fund
DIVERSIFIED INCOME FUND
Principal Funds, Inc.
Supplement dated March 18, 2022
to the Prospectus dated March 1, 2022

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR DIVERSIFIED INCOME FUND
On or about April 7, 2022, in the Principal Investment Strategies section, delete the last bullet point and replace with the following:

•Diversified portfolio of global equity securities, which includes buying equity securities that appear to be undervalued. The Fund invests in equity securities regardless of market capitalization (small, medium or large).

Under Performance, in the Average Annual Total Returns table, delete the row for Bloomberg US Aggregate Bond Index and replace with the following:

Average Annual Total Returns For the periods ended December 31, 2021
	1 Year	5 Years	10 Years
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.57%	2.90%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(4.71)%	3.36%	1.77%
MSCI World Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	21.96%	8.92%	9.53%
DI Blended Index (Linked) (except as noted for MSCI World Value Index NTR, reflects no deduction for fees, expenses, or taxes)	0.26%	4.63%	5.47%
Add the following at the end of the Performance section:
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. The weightings for the DI Blended Index (Linked) are:
•for the period from March 1, 2022 and after: 100% Bloomberg US Aggregate Bond Index.
•for the period from January 1, 2019 to February 28, 2022: 80% Bloomberg Global Aggregate Index and 20% MSCI World Value Index NTR. Performance of each of these components is also shown separately.
•for the period prior to January 1, 2019: 40% Bloomberg Global Credit Index; 30% Bloomberg Global High Yield Index; and 30% MSCI World Value Index NTR.

Average Annual Total ReturnsFor the periods ended December 31, 2021

Average Annual Total Returns For the periods ended December 31, 2021
	1 Year	5 Years	10 Years
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.57%	2.90%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(4.71)%	3.36%	1.77%
MSCI World Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	21.96%	8.92%	9.53%
DI Blended Index (Linked) (except as noted for MSCI World Value Index NTR, reflects no deduction for fees, expenses, or taxes)	0.26%	4.63%	5.47%

dd the following at the end of the Performance section:
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. The weightings for the DI Blended Index (Linked) are:
•for the period from March 1, 2022 and after: 100% Bloomberg US Aggregate Bond Index.
•for the period from January 1, 2019 to February 28, 2022: 80% Bloomberg Global Aggregate Index and 20% MSCI World Value Index NTR. Performance of each of these components is also shown separately.
•for the period prior to January 1, 2019: 40% Bloomberg Global Credit Index; 30% Bloomberg Global High Yield Index; and 30% MSCI World Value Index NTR.

PFI Prospectus | Global Real Estate Securities Fund [Member]
Global Real Estate Securities Fund
PFI Prospectus | Government & High Quality Bond Fund [Member]
Government & High Quality Bond Fund
PFI Prospectus | Government Money Market Fund [Member]
Government Money Market Fund
PFI Prospectus | High Income Fund [Member]
High Income Fund
PFI Prospectus | High Yield Fund [Member]
High Yield Fund
PFI Prospectus | Inflation Protection Fund [Member]
Inflation Protection Fund
PFI Prospectus | Global Emerging Markets Fund
Global Emerging Markets Fund
PFI Prospectus | International Fund I [Member]
International Fund I
PFI Prospectus | LargeCap Growth Fund I [Member]
LargeCap Growth Fund I
PFI Prospectus | LargeCap S&P 500 Index Fund [Member]
LargeCap S&P 500 Index Fund
PFI Prospectus | LargeCap Value Fund III [Member]
LargeCap Value Fund III
PFI Prospectus | MidCap Fund [Member]
MidCap Fund
PFI Prospectus | MidCap Growth Fund [Member]
MidCap Growth Fund
PFI Prospectus | MidCap Growth Fund III [Member]
MidCap Growth Fund III
PFI Prospectus | MidCap S&P 400 Index Fund [Member]
MidCap S&P 400 Index Fund
PFI Prospectus | MidCap Value Fund I [Member]
MidCap Value Fund I
PFI Prospectus | Money Market Fund [Member]
Money Market Fund
PFI Prospectus | Overseas Fund [Member]
Overseas Fund
PFI Prospectus | Principal Capital Appreciation Fund [Member]
Principal Capital Appreciation Fund
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member]
Principal LifeTime Strategic Income Fund
PFI Prospectus | Principal LifeTime 2010 Fund [Member]
Principal LifeTime 2010 Fund
PFI Prospectus | Principal LifeTime 2015 Fund [Member]
Principal LifeTime 2015 Fund
PFI Prospectus | Principal LifeTime 2020 Fund [Member]
Principal LifeTime 2020 Fund
PFI Prospectus | Principal LifeTime 2025 Fund [Member]
Principal LifeTime 2025 Fund
PFI Prospectus | Principal LifeTime 2030 Fund [Member]
Principal LifeTime 2030 Fund
PFI Prospectus | Principal LifeTime 2035 Fund [Member]
Principal LifeTime 2035 Fund
PFI Prospectus | Principal LifeTime 2040 Fund [Member]
Principal LifeTime 2040 Fund
PFI Prospectus | Principal LifeTime 2045 Fund [Member]
Principal LifeTime 2045 Fund
PFI Prospectus | Principal LifeTime 2050 Fund [Member]
Principal LifeTime 2050 Fund
PFI Prospectus | Principal LifeTime 2055 Fund [Member]
Principal LifeTime 2055 Fund
PFI Prospectus | Principal LifeTime 2060 Fund [Member]
Principal LifeTime 2060 Fund
PFI Prospectus | Principal LifeTime 2065 Fund [Member]
Principal LifeTime 2065
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member]
Principal LifeTime Hybrid Income Fund
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member]
Principal LifeTime Hybrid 2015 Fund
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member]
Principal LifeTime Hybrid 2020 Fund
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member]
Principal LifeTime Hybrid 2025 Fund
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member]
Principal LifeTime Hybrid 2030 Fund
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member]
Principal LifeTime Hybrid 2035 Fund
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member]
Principal LifeTime Hybrid 2040 Fund
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member]
Principal LifeTime Hybrid 2045 Fund
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member]
Principal LifeTime Hybrid 2050 Fund
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member]
Principal LifeTime Hybrid 2055 Fund
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member]
Principal LifeTime Hybrid 2060 Fund
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member]
Principal LifeTime Hybrid 2065
PFI Prospectus | Real Estate Securities Fund [Member]
Real Estate Securities Fund
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member]
Strategic Asset Management Balanced Portfolio
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member]
Strategic Asset Management Conservative Balanced Portfolio
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member]
Strategic Asset Management Conservative Growth Portfolio
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member]
Strategic Asset Management Flexible Income Portfolio
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member]
Strategic Asset Management Strategic Growth Portfolio
PFI Prospectus | Short-Term Income Fund [Member]
Short-Term Income Fund
PFI Prospectus | SmallCap Fund [Member]
SmallCap Fund
PFI Prospectus | SmallCap Growth Fund I [Member]
SmallCap Growth Fund I
PFI Prospectus | SmallCap S&P 600 Index Fund [Member]
SmallCap S&P 600 Index Fund
PFI Prospectus | SmallCap Value Fund II [Member]
SmallCap Value Fund II
PFI Prospectus | Tax-Exempt Bond Fund [Member]
Tax-Exempt Bond Fund